Share-Based Compensation - Additional Information (Details)		1 Months Ended						12 Months Ended
		Dec. 31, 2023 CNY (¥) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 $ / shares	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 $ / shares	Oct. 31, 2017 shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Income tax benefit								¥ 0		¥ 0		¥ 0
Expiration period (in years)								10 years
Option granted vesting period (in years)								4 years
Granted (in shares) | shares								23,570,000		9,219,000		13,736,000
Share-based compensation expenses								¥ 117,852,000		¥ 156,320,000		¥ 187,884,000
Restricted Share Units
SHARE-BASED COMPENSATION
Option granted vesting period (in years)										4 years
Share-based compensation expenses								¥ 21,600,000		¥ 29,300,000		39,200,000
Period over which remaining unrecognized stock-based compensation expense is recognized								3 years 7 months 6 days
Fair value and intrinsic value of restricted share units vested								¥ 17,800,000		¥ 23,100,000		¥ 24,200,000
Unrecognized compensation cost related to unvested restricted share units		¥ 12,900,000						¥ 12,900,000	¥ 12,900,000
Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Weighted average grant date fair value of options granted (in CNY/dollars per share) | ¥ / shares								¥ 5		¥ 4.8		¥ 23
Total intrinsic value of stock options								¥ 8,900,000		¥ 5,100,000		¥ 78,500,000
Total share-based compensation expense recognized for stock options granted								¥ 96,300,000		¥ 127,000,000		¥ 147,000,000
Granted (in shares) | shares	[1]							8,695,000		8,639,000		13,489,000
Exercised (in dollars per share) | $ / shares									¥ 0.4644		$ 0.3817		$ 0.4529
Unrecognized compensation cost to be recognized and adjusted for future changes		¥ 98,000,000						¥ 98,000,000	¥ 98,000,000
Period over which remaining unrecognized stock-based compensation expense is recognized								1 year 10 months 24 days
Non-employees
SHARE-BASED COMPENSATION
Total share-based compensation expense recognized for stock options granted										¥ 0		¥ 1,700,000
Exercised (in dollars per share) | $ / shares													$ 0.0001
Unrecognized compensation cost to be recognized and adjusted for future changes										¥ 0	$ 0
2017 Share Incentive Plan | Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Granted (in shares) | shares		1,690,700	1,889,800		6,263,000			3,820,150
Exercised (in dollars per share) | $ / shares		¥ 0.92		$ 1.53		$ 5.15
Share-based compensation expenses			¥ 530,000		¥ 16,900,000			¥ 13,400,000
Class A Ordinary Shares | 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of ordinary shares authorized for stock based compensation | shares							22,859,634
Expiration period (in years)							10 years
Annual increase percentage on number of shares issued and outstanding							1.00%
Ordinary shares issued commencing date							Jan. 01, 2019

[1]	No stock options were granted to non-employee directors for the years presented.